Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

October 31, 2012

Dates Covered
Collections Period	10/01/12 - 10/31/12
Interest Accrual Period	10/15/12 - 11/14/12
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/12	229,691,718.63	26,448
Yield Supplement Overcollateralization Amount at 09/30/12	7,304,077.81	0

Receivables Balance at 09/30/12	236,995,796.44	26,448
Principal Payments	13,476,164.83	710
Defaulted Receivables	241,637.10	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/12	6,633,866.25	0

Pool Balance at 10/31/12	216,644,128.26	25,723

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112

Delinquent Receivables:
Past Due 31-60 days	2,393,112.07	206
Past Due 61-90 days	503,868.74	43
Past Due 91 + days	91,059.29	10

Total	2,988,040.10	259

Total 31+ Delinquent as % Ending Pool Balance	1.38%

Recoveries	148,522.57

Aggregate Net Losses/(Gains) - October 2012	93,114.53

Overcollateralization Target Amount	12,998,647.70
Actual Overcollateralization	12,998,647.70

Weighted Average APR	4.48%
Weighted Average APR, Yield Adjusted	7.52%
Weighted Average Remaining Term	27.54

Flow of Funds	$ Amount

Collections	14,550,529.65
Advances	(2,293.71)
Investment Earnings on Cash Accounts	1,421.56
Servicing Fee	(197,496.50)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	14,352,161.00

Distributions of Available Funds
(1) Class A Interest	338,892.85
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	12,264,734.95
(7) Distribution to Certificateholders	1,667,198.40
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	14,352,161.00

Servicing Fee	197,496.50
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 10/15/12	215,910,215.51
Principal Paid	12,264,734.95
Note Balance @ 11/15/12	203,645,480.56

Class A-1
Note Balance @ 10/15/12	0.00
Principal Paid	0.00
Note Balance @ 11/15/12	0.00
Note Factor @ 11/15/12	0.0000000%

Class A-2
Note Balance @ 10/15/12	0.00
Principal Paid	0.00
Note Balance @ 11/15/12	0.00
Note Factor @ 11/15/12	0.0000000%

Class A-3
Note Balance @ 10/15/12	0.00
Principal Paid	0.00
Note Balance @ 11/15/12	0.00
Note Factor @ 11/15/12	0.0000000%

Class A-4
Note Balance @ 10/15/12	184,014,215.51
Principal Paid	12,264,734.95
Note Balance @ 11/15/12	171,749,480.56
Note Factor @ 11/15/12	86.6957490%

Class B
Note Balance @ 10/15/12	31,896,000.00
Principal Paid	0.00
Note Balance @ 11/15/12	31,896,000.00
Note Factor @ 11/15/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	420,227.65
Total Principal Paid	12,264,734.95

Total Paid	12,684,962.60

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.21000%
Interest Paid	338,892.85
Principal Paid	12,264,734.95

Total Paid to A-4 Holders	12,603,627.80

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4582625
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.3748181

Total Distribution Amount	13.8330806

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.7106642
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	61.9099621

Total A-4 Distribution Amount	63.6206263

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/12	25,892.69
Balance as of 10/31/12	23,598.98
Change	(2,293.71)

Reserve Account
Balance as of 10/15/12	2,345,271.93
Investment Earnings	204.40
Investment Earnings Paid	(204.40)
Deposit/(Withdrawal)	—
Balance as of 11/15/12	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93